DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 3,074.3	$ 3,250.1
Net repayment from borrowing under revolving credit facilities	(45.0)	(396.7)
Proceeds from long-term debt	331.5	433.5
Repayment of long-term debt	(321.3)	(370.4)
Repayment of lease liabilities	(59.9)	(69.5)
Total changes from financing cash flows	(94.7)	(403.1)
Foreign currency exchange differences	146.1	(5.9)
Additions and remeasurements of lease liabilities	153.4	177.2
Disposal of discontinued operations / Business combinations	158.5	(12.2)
Accretion	32.5	27.9
Transfer from royalty obligations (Note 3)		36.9
Other	0.3	3.4
Total non-cash changes	490.8	227.3
Liabilities arising from financing activities, end	3,470.4	3,074.3
Unsecured senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,678.3	1,300.7
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	397.1
Repayment of long-term debt	(216.1)	(21.7)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(216.1)	375.4
Foreign currency exchange differences	78.1	1.2
Additions and remeasurements of lease liabilities	0.0	0.0
Disposal of discontinued operations / Business combinations	0.0	0.0
Accretion	0.0	0.0
Transfer from royalty obligations (Note 3)		0.0
Other	1.1	1.0
Total non-cash changes	79.2	2.2
Liabilities arising from financing activities, end	1,541.4	1,678.3
Term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	239.9	564.4
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	285.8	0.0
Repayment of long-term debt	(72.6)	(324.0)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	213.2	(324.0)
Foreign currency exchange differences	16.3	(1.3)
Additions and remeasurements of lease liabilities	0.0	0.0
Disposal of discontinued operations / Business combinations	48.5	0.0
Accretion	0.0	0.0
Transfer from royalty obligations (Note 3)		0.0
Other	0.8	0.8
Total non-cash changes	65.6	(0.5)
Liabilities arising from financing activities, end	518.7	239.9
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	551.9	455.9
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(59.9)	(69.5)
Total changes from financing cash flows	(59.9)	(69.5)
Foreign currency exchange differences	36.7	0.5
Additions and remeasurements of lease liabilities	153.4	177.2
Disposal of discontinued operations / Business combinations	110.0	(12.2)
Accretion	0.0	0.0
Transfer from royalty obligations (Note 3)		0.0
Other	0.0	0.0
Total non-cash changes	300.1	165.5
Liabilities arising from financing activities, end	792.1	551.9
R&D obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	574.2	496.1
Net repayment from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	45.7	36.4
Repayment of long-term debt	(32.6)	(24.7)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	13.1	11.7
Foreign currency exchange differences	0.0	0.0
Additions and remeasurements of lease liabilities	0.0	0.0
Disposal of discontinued operations / Business combinations	0.0	0.0
Accretion	32.5	27.9
Transfer from royalty obligations (Note 3)		36.9
Other	(1.6)	1.6
Total non-cash changes	30.9	66.4
Liabilities arising from financing activities, end	618.2	574.2
Revolving credit facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	30.0	433.0
Net repayment from borrowing under revolving credit facilities	(45.0)	(396.7)
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(45.0)	(396.7)
Foreign currency exchange differences	15.0	(6.3)
Additions and remeasurements of lease liabilities	0.0	0.0
Disposal of discontinued operations / Business combinations	0.0	0.0
Accretion	0.0	0.0
Transfer from royalty obligations (Note 3)		0.0
Other	0.0	0.0
Total non-cash changes	15.0	(6.3)
Liabilities arising from financing activities, end	$ 0.0	$ 30.0